UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 28, 2014* Unaudited

	Principal Amount	Value
Asset-Backed Securities—14.5%
Auto Loan—13.1%
American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. D, 5.91%, 7/15/19[1]	$1,605,000	$ 1,615,655
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	955,000	957,503
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	2,765,000	2,778,540
Series 2014-2, Cl. A, 0.99%, 10/10/17[1]	1,493,124	1,492,299
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	740,000	740,910
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	1,825,000	1,847,197
Series 2014-4, Cl. B, 2.60%, 10/12/20	995,000	995,576
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. D, 3.38%, 4/9/18	1,685,000	1,734,221
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,343,208
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,351,631
Series 2012-4, Cl. D, 2.68%, 10/9/18	950,000	961,583
Series 2013-1, Cl. C, 1.57%, 1/8/19	485,000	485,271
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,868,995
Series 2013-4, Cl. C, 2.72%, 9/9/19	1,500,000	1,530,429
Series 2013-5, Cl. B, 1.52%, 1/8/19	1,000,000	1,002,094
Series 2013-5, Cl. C, 2.29%, 11/8/19	4,000,000	4,050,308
Series 2014-2, Cl. D, 2.57%, 7/8/20	1,140,000	1,132,755
Series 2014-3, Cl. D, 3.13%, 10/8/20	1,005,000	1,014,559
Series 2014-4, Cl. D, 3.07%, 11/9/20	1,090,000	1,095,631
California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,242,064
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	450,313
Capital Auto Receivables Asset Trust:
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	571,373
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	629,159
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,015,008
Capital Auto Receivables Asset Trust/Ally Financial, Inc., Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,088,353
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,815,000	2,864,004
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	565,849	567,292
CarMax Auto Owner Trust, Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,561,744
CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	2,021,846	2,023,657
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,300,093	1,299,132
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,814,083	1,816,534
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	398,696	402,557
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	350,000	351,679
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,091,533
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,018,778
DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	179,572	182,985
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	2,305,000	2,338,252
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	965,000	978,074
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,355,388
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,905,632
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,823,179

1 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	$3,870,000	$ 3,905,033
Series 2013-2A, Cl. B, 3.09%, 7/16/18[1]	2,030,000	2,058,850
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	1,700,000	1,730,115
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,228,940
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,222,083
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	478,937	478,559
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	614,842
First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	815,000	830,110
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,135,000	1,178,035
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,380,000	1,395,896
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	907,856
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	4,009,396
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,300,000	2,283,939
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	975,000	974,241
Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	936,886	935,706
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,992,217	1,993,431
GM Financial Automobile Leasing Trust, Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	320,000	321,710
Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1, Cl. D, 2.456%, 10/25/19[1,2]	815,000	818,537
Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.405%, 9/25/18[1,2]	2,055,000	2,056,760
Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	1,540,000	1,575,681
Series 2012-5, Cl. D, 3.30%, 9/17/18	1,480,000	1,531,631
Series 2012-6, Cl. D, 2.52%, 9/17/18	1,465,000	1,475,947
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,500,000	3,511,424
Series 2013-1, Cl. D, 2.27%, 1/15/19	3,830,000	3,820,651
Series 2013-2, Cl. C, 1.95%, 3/15/19	3,900,000	3,933,712
Series 2013-2, Cl. D, 2.57%, 3/15/19	4,410,000	4,486,152
Series 2013-3, Cl. C, 1.81%, 4/15/19	4,000,000	4,012,374
Series 2013-4, Cl. C, 3.25%, 1/15/20	3,000,000	3,111,899
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,476,155
Series 2013-5, Cl. D, 2.73%, 10/15/19	1,750,000	1,763,755
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	1,695,000	1,766,215
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,020,000	3,051,453
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	989,020
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,175,000	1,188,370
SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	48,928	49,225
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	830,000	845,561
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	757,710
TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	594,480
United Auto Credit Securitization Trust:
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	471,778	472,097
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,035,000	1,037,964
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	980,000	968,000

2 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	$860,000	$ 854,168
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,073,978
		130,866,716

Equipment—0.6%
CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	2,831,120	2,842,787
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	2,261,000	2,280,737
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 6.779%, 2/25/32	5,288,279	551,589
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	705,515	705,575
		6,380,688

Home Equity Loan—0.6%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,158,741	2,156,582
TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	2,867,500	2,909,256
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	641,199	639,025
		5,704,863

Receivables: Other—0.2%
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Cl. AT1, 1.244%, 1/17/45[1]	2,000,000	1,998,426
Total Asset-Backed Securities (Cost $144,250,846)		144,950,693

Mortgage-Backed Obligations—36.5%
Government Agency—20.2%
FHLMC/FNMA/FHLB/Sponsored—19.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	35,804	37,767
5.00%, 7/1/33-6/1/34	1,039,773	1,157,991
5.50%, 9/1/39	3,416,299	3,824,750
6.00%, 1/1/22-7/1/24	1,110,105	1,255,638
6.50%, 4/1/18-4/1/34	639,960	717,237
7.00%, 8/1/16-3/1/35	2,478,583	2,945,364
7.50%, 1/1/32-2/1/32	1,532,029	1,838,526
8.00%, 4/1/16	45,062	45,909
9.00%, 8/1/22-5/1/25	43,643	48,310
11.50%, 6/1/20-11/17/20	3,388	3,433
12.50%, 7/1/19	205	207
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 6.14%, 2/1/28[3]	90,486	17,012
Series 205, Cl. IO, 12.983%, 9/1/29[3]	624,739	126,151
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	210,180	41,088
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	243,512	45,136
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,267,431	2,317,652
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	16,528	18,535
Series 1644, Cl. S, 2.113%, 12/15/23[2]	2,871,286	2,975,189

3 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2043, Cl. ZP, 6.50%, 4/15/28	$1,471,079	$ 1,658,165
Series 2116, Cl. ZA, 6.00%, 1/15/29	808,605	894,839
Series 2148, Cl. ZA, 6.00%, 4/15/29	1,263,830	1,396,579
Series 2220, Cl. PD, 8.00%, 3/15/30	103,973	123,652
Series 2326, Cl. ZP, 6.50%, 6/15/31	156,422	176,511
Series 2344, Cl. FP, 1.105%, 8/15/31[2]	215,766	222,158
Series 2368, Cl. PR, 6.50%, 10/15/31	616,584	696,206
Series 2427, Cl. ZM, 6.50%, 3/15/32	557,867	631,211
Series 2451, Cl. FD, 1.155%, 3/15/32[2]	143,878	148,411
Series 2461, Cl. PZ, 6.50%, 6/15/32	334,684	377,439
Series 2464, Cl. FI, 1.155%, 2/15/32[2]	137,194	141,294
Series 2465, Cl. PG, 6.50%, 6/15/32	461,312	515,838
Series 2470, Cl. LF, 1.155%, 2/15/32[2]	137,598	141,710
Series 2471, Cl. FD, 1.155%, 3/15/32[2]	205,945	212,141
Series 2500, Cl. FD, 0.655%, 3/15/32[2]	282,958	286,948
Series 2517, Cl. GF, 1.155%, 2/15/32[2]	109,047	112,306
Series 2526, Cl. FE, 0.555%, 6/15/29[2]	331,085	334,454
Series 2530, Cl. FD, 0.655%, 2/15/32[2]	283,125	286,663
Series 2538, Cl. F, 0.755%, 12/15/32[2]	274,600	278,711
Series 2551, Cl. FD, 0.555%, 1/15/33[2]	206,398	208,343
Series 2551, Cl. LF, 0.655%, 1/15/33[2]	15,272	15,407
Series 2630, Cl. MB, 4.50%, 6/15/18	429,957	451,053
Series 2668, Cl. AZ, 4.00%, 9/15/18	212,383	221,146
Series 3015, Cl. GM, 5.00%, 8/15/35	7,274,943	7,986,400
Series 3465, Cl. HA, 4.00%, 7/15/17	55,611	56,165
Series 3617, Cl. DC, 4.00%, 7/15/27	226,368	227,297
Series 3822, Cl. JA, 5.00%, 6/15/40	872,056	924,994
Series 3848, Cl. WL, 4.00%, 4/15/40	1,231,144	1,270,168
Series 3917, Cl. BA, 4.00%, 6/15/38	959,273	1,004,568
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 48.817%, 7/17/28[3]	140,820	32,916
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	254,444	61,639
Series 2122, Cl. S, 33.005%, 2/15/29[3]	747,803	193,802
Series 2304, Cl. SK, 41.682%, 6/15/29[3]	754,967	188,461
Series 2493, Cl. S, 46.99%, 9/15/29[3]	184,847	38,574
Series 2526, Cl. SE, 30.677%, 6/15/29[3]	293,641	58,934
Series 2795, Cl. SH, 9.379%, 3/15/24[3]	2,179,172	324,848
Series 2920, Cl. S, 53.854%, 1/15/35[3]	1,777,653	297,828
Series 2922, Cl. SE, 6.458%, 2/15/35[3]	405,116	67,210
Series 3004, Cl. SB, 0.00%, 7/15/35[3,4]	2,441,609	443,116
Series 3201, Cl. SG, 3.235%, 8/15/36[3]	1,150,620	191,349
Series 3397, Cl. GS, 15.35%, 12/15/37[3]	271,958	47,705
Series 3424, Cl. EI, 9.012%, 4/15/38[3]	230,586	28,908
Series 3450, Cl. BI, 9.91%, 5/15/38[3]	3,054,170	434,580
Series 3606, Cl. SN, 2.095%, 12/15/39[3]	669,970	90,709
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	2,235,525	152,880
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	1,670,376	101,601

4 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn.:
3.50%, 12/15/44[5]	$9,605,000	$ 10,011,711
4.00%, 12/15/44[5]	9,275,000	9,903,236
4.50%, 12/15/29-12/25/44[5]	47,935,000	52,026,898
5.00%, 12/1/44[5]	9,557,000	10,597,817
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	3,480,739	3,683,786
5.00%, 12/1/17-6/1/22	6,029,382	6,385,127
5.50%, 2/1/35-5/1/36	1,014,854	1,142,846
6.00%, 6/1/30-3/1/37	7,624,888	8,694,151
6.50%, 6/1/17-1/1/34	6,158,379	7,033,106
7.00%, 11/1/17-11/1/35	4,656,333	5,463,852
7.50%, 2/1/27-8/1/33	3,956,535	4,663,511
8.00%, 12/1/22	13,788	16,318
8.50%, 7/1/32	30,594	35,534
11.00%, 7/1/16	2,902	2,944
11.50%, 11/1/15	4,103	4,129
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 41.722%, 5/25/23[3]	534,995	90,513
Series 252, Cl. 2, 41.69%, 11/25/23[3]	273,237	46,973
Series 303, Cl. IO, 40.602%, 11/25/29[3]	2,386,947	459,039
Series 319, Cl. 2, 18.705%, 2/25/32[3]	450,632	80,286
Series 321, Cl. 2, 5.308%, 4/25/32[3]	643,276	115,909
Series 324, Cl. 2, 0.471%, 7/25/32[3]	281,650	50,854
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	1,663,990	205,966
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	960,384	207,254
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	794,611	144,424
Series 351, Cl. 10, 10.13%, 4/25/34[3]	683,014	116,737
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	625,496	108,094
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	468,425	94,322
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	228,805	38,923
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	400,433	69,213
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	562,504	97,572
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.726%, 9/25/32[6]	115,638	103,527
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,638,491	1,873,572
Series 1993-87, Cl. Z, 6.50%, 6/25/23	445,494	497,069
Series 1999-54, Cl. LH, 6.50%, 11/25/29	329,263	365,333
Series 2001-51, Cl. OD, 6.50%, 10/25/31	1,419,141	1,565,085
Series 2001-69, Cl. PF, 1.155%, 12/25/31[2]	326,779	336,624
Series 2002-29, Cl. F, 1.155%, 4/25/32[2]	145,151	149,520
Series 2002-52, Cl. FD, 0.655%, 9/25/32[2]	224,926	228,079
Series 2002-59, Cl. F, 0.555%, 9/25/32[2]	743,167	750,376
Series 2002-60, Cl. FH, 1.155%, 8/25/32[2]	260,965	268,808
Series 2002-64, Cl. FJ, 1.155%, 4/25/32[2]	44,681	46,026
Series 2002-68, Cl. FH, 0.653%, 10/18/32[2]	86,453	87,582
Series 2003-112, Cl. AN, 4.00%, 11/25/18	493,854	515,994
Series 2003-116, Cl. FA, 0.555%, 11/25/33[2]	156,640	157,708
Series 2003-119, Cl. FK, 0.655%, 5/25/18[2]	2,915,165	2,932,924
Series 2003-130, Cl. CS, 13.79%, 12/25/33[2]	199,163	229,587

5 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2003-26, Cl. XF, 0.605%, 3/25/23[2]	$716,724	$ 720,142
Series 2003-28, Cl. KG, 5.50%, 4/25/23	1,572,103	1,714,648
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,392,913	2,633,133
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,625,452
Series 2006-11, Cl. PS, 23.997%, 3/25/36[2]	291,075	442,213
Series 2006-46, Cl. SW, 23.63%, 6/25/36[2]	194,132	276,797
Series 2006-50, Cl. KS, 23.631%, 6/25/36[2]	409,277	594,124
Series 2006-50, Cl. SK, 23.631%, 6/25/36[2]	853,222	1,200,787
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,241,124
Series 2008-14, Cl. BA, 4.25%, 3/25/23	223,260	234,316
Series 2009-114, Cl. AC, 2.50%, 12/25/23	980,703	998,581
Series 2009-70, Cl. NT, 4.00%, 8/25/19	321,037	333,559
Series 2010-43, Cl. KG, 3.00%, 1/25/21	568,921	587,930
Series 2011-15, Cl. DA, 4.00%, 3/25/41	794,827	834,669
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,608,356	1,739,861
Series 2011-88, Cl. AB, 2.50%, 9/25/26	889,258	909,470
Series 2012-20, Cl. FD, 0.555%, 3/25/42[2]	576,594	579,307
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 26.944%, 11/18/31[3]	530,313	105,133
Series 2001-63, Cl. SD, 27.96%, 12/18/31[3]	222,969	54,103
Series 2001-68, Cl. SC, 19.064%, 11/25/31[3]	142,487	28,462
Series 2001-81, Cl. S, 25.813%, 1/25/32[3]	140,935	31,052
Series 2002-28, Cl. SA, 35.131%, 4/25/32[3]	139,768	27,727
Series 2002-38, Cl. SO, 44.965%, 4/25/32[3]	237,606	43,353
Series 2002-39, Cl. SD, 35.545%, 3/18/32[3]	251,126	56,897
Series 2002-41, Cl. S, 56.396%, 7/25/32[3]	853,210	217,858
Series 2002-48, Cl. S, 30.746%, 7/25/32[3]	224,100	45,695
Series 2002-52, Cl. SD, 34.279%, 9/25/32[3]	224,926	48,198
Series 2002-52, Cl. SL, 33.321%, 9/25/32[3]	143,055	29,318
Series 2002-53, Cl. SK, 34.645%, 4/25/32[3]	156,645	35,469
Series 2002-56, Cl. SN, 32.539%, 7/25/32[3]	306,216	69,419
Series 2002-77, Cl. IS, 40.097%, 12/18/32[3]	404,810	93,299
Series 2002-77, Cl. SH, 36.45%, 12/18/32[3]	202,446	41,329
Series 2002-9, Cl. MS, 26.957%, 3/25/32[3]	233,131	49,643
Series 2003-25, Cl. IK, 21.792%, 4/25/33[3]	3,628,071	611,624
Series 2003-33, Cl. SP, 29.678%, 5/25/33[3]	522,742	121,699
Series 2003-4, Cl. S, 29.468%, 2/25/33[3]	318,097	69,204
Series 2005-12, Cl. SC, 8.746%, 3/25/35[3]	202,318	33,990
Series 2005-14, Cl. SE, 38.666%, 3/25/35[3]	1,479,085	260,151
Series 2005-40, Cl. SB, 52.94%, 5/25/35[3]	1,147,430	250,531
Series 2005-52, Cl. JH, 3.298%, 5/25/35[3]	629,898	117,550
Series 2005-6, Cl. SE, 15.048%, 2/25/35[3]	2,330,859	450,973
Series 2007-88, Cl. XI, 27.616%, 6/25/37[3]	707,150	100,253
Series 2008-55, Cl. SA, 16.01%, 7/25/38[3]	384,809	58,042
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	871,887	62,398
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	2,930,456	191,971
Series 2012-40, Cl. PI, 1.051%, 4/25/41[3]	1,853,023	322,347

6 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 9.376%, 6/15/25[3]	$3,528,687	$ 96,255
		195,260,647

GNMA/Guaranteed—0.6%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	29,938	34,157
7.00%, 1/15/28-8/15/28	214,717	239,502
7.50%, 2/15/22-11/15/26	145,471	156,663
8.00%, 9/15/16-8/15/28	31,412	32,414
8.50%, 8/15/17-12/15/17	61,617	65,445
9.50%, 7/15/18-12/15/19	3,676	3,698
10.00%, 8/15/17-8/15/19	25,061	25,390
10.50%, 12/15/15-12/15/20	43,525	43,985
Government National Mortgage Assn. II Pool:
1.625%, 4/20/17[2]	3,595	3,687
7.00%, 1/20/30	47,299	56,531
11.00%, 10/20/19-7/20/20	44,186	44,706
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, 59.562%, 3/16/28[3]	330,775	76,574
Series 2007-17, Cl. AI, 13.457%, 4/16/37[3]	2,667,794	569,567
Series 2011-52, Cl. HS, 9.201%, 4/16/41[3]	4,339,533	946,981
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,552,860	3,020,729
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	614,933	717,303
Series 2009-46, Cl. HC, 5.00%, 11/20/34	1,168	1,167
		6,038,499

Non-Agency—16.3%
Commercial—15.0%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,500,000	2,641,706
Series 2006-6, Cl. AM, 5.39%, 10/10/45	4,440,000	4,751,928
Banc of America Funding Trust, Series 2006-G, Cl. 2A4, 0.445%, 7/20/36[2]	4,800,000	4,457,054
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.25%, 9/26/35[1,2]	813,408	830,296
Series 2012-RR2, Cl. 6A3, 2.698%, 9/26/35[1,2]	1,844,422	1,854,168
Series 2012-RR6, 2.404%, 11/26/36[1]	2,577,468	2,581,092
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 2.43%, 10/25/35[2]	875,159	864,116
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	3,535,000	3,783,922
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,3,4]	3,188,704	137,908
CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.526%, 1/15/46[2]	3,795,000	3,967,320
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.484%, 1/25/36[2]	2,830,218	2,685,905
CHL Mortgage Pass-Through Trust, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	2,256,095	2,226,038
Citigroup Commercial Mortgage Trust, Series 2008-C7, Cl. AM, 6.338%, 12/10/49[2]	3,590,000	3,967,804
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.50%, 10/25/35[2]	3,848,304	3,789,585

7 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Citigroup Mortgage Loan Trust, Inc.: (Continued)
Series 2012-8, Cl. 1A1, 2.668%, 10/25/35[1,2]	$3,453,354	$ 3,489,245
COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.974%, 6/10/46[2]	3,750,000	3,987,609
Series 2012-CR4, Cl. D, 4.728%, 10/15/45[1,2]	270,000	271,631
Series 2012-CR5, Cl. E, 4.48%, 12/10/45[1,2]	420,000	418,917
Series 2014-UBS3, Cl. D, 4.975%, 6/10/47[1,2]	650,000	616,650
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[3,4]	17,156,448	1,672,565
Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 6.014%, 7/10/38[2]	405,000	429,696
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	4,250,000	4,488,402
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Cl. AJ, 5.643%, 2/15/39[2]	2,650,000	2,770,731
Series 2006-C4, Cl. AM, 5.509%, 9/15/39	3,955,000	4,216,232
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,250,000	2,317,105
CSMC, Series 2009-13R, Cl. 4A1, 2.618%, 9/26/36[1,2]	255,389	257,623
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.73%, 11/10/46[1,2]	400,000	438,009
FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.436%, 7/25/48[1,2]	3,606,000	3,714,490
Series 2011-K702, Cl. B, 4.936%, 4/25/44[1,2]	1,495,000	1,603,489
Series 2012-K501, Cl. C, 3.579%, 11/25/46[1,2]	2,015,000	2,052,726
Series 2012-K706, Cl. C, 4.163%, 11/25/44[1,2]	3,762,000	3,834,061
Series 2012-K707, Cl. C, 4.019%, 1/25/47[1,2]	4,000,000	4,053,708
Series 2012-K708, Cl. C, 3.891%, 2/25/45[1,2]	600,000	604,871
Series 2012-K710, Cl. C, 3.949%, 6/25/47[1,2]	4,250,000	4,284,110
Series 2013-K27, Cl. C, 3.617%, 1/25/46[1,2]	530,000	506,581
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,2]	530,000	504,962
Series 2013-K30, Cl. C, 3.667%, 6/25/45[1,2]	855,000	813,064
Series 2013-K502, Cl. C, 3.309%, 3/25/45[1,2]	955,000	959,314
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,2]	4,200,000	4,123,442
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,2]	4,390,000	4,252,582
Series 2014-K714, Cl. C, 3.856%, 1/25/47[1,2]	4,000,000	3,994,070
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,2]	1,435,000	1,448,756
GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.622%, 4/10/38[2]	1,985,000	2,071,899
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,414,217	1,297,565
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.23%, 7/25/35[2]	682,229	677,913
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0%, 1/17/34[1,3,4]	1,125,154	132
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13, Cl. AM, 5.46%, 1/12/43[2]	3,350,000	3,458,007
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	3,890,000	4,112,403
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.618%, 9/26/36[1,2]	969,843	972,326
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.713%, 8/15/46[1,2]	855,000	838,783
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Cl. AM, 6.049%, 6/15/38[2]	2,230,000	2,381,663
Series 2007-C6, Cl. AM, 6.114%, 7/15/40[2]	3,510,000	3,838,620

8 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	$117,908	$ 102,883
Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	1,855,000	1,977,702
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Cl. E, 4.817%, 11/15/45[1,2]	810,000	815,133
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	2,700,000	2,896,321
Series 2007-IQ15, Cl. AM, 6.105%, 6/11/49[2]	1,400,000	1,510,449
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.016%, 11/26/36[1,2]	3,579,369	3,531,933
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.374%, 6/26/46[1,2]	1,251,729	1,265,461
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.385%, 8/25/34[2]	190,143	188,001
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.047%, 5/10/63[1,2]	380,000	380,373
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Cl. AM, 4.75%, 5/15/44	1,750,000	1,775,509
Series 2005-C22, Cl. AM, 5.494%, 12/15/44[2]	930,000	964,240
Series 2007-C30, Cl. AM, 5.383%, 12/15/43	850,000	913,943
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.342%, 12/25/35[2]	228,268	221,899
Series 2005-AR16, Cl. 1A1, 2.355%, 12/25/35[2]	991,241	948,653
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.61%, 2/25/35[2]	3,394,990	3,415,337
Series 2005-AR10, Cl. 1A1, 2.614%, 6/25/35[2]	3,325,238	3,380,618
Series 2006-AR8, Cl. 2A4, 2.60%, 4/25/36[2]	574,896	560,573
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.607%, 12/15/45[1,2]	935,000	918,814
Series 2012-C7, Cl. E, 5.001%, 6/15/45[1,2]	710,000	721,284
Series 2012-C8, Cl. E, 5.039%, 8/15/45[1,2]	800,000	820,675
Series 2013-C11, Cl. D, 4.322%, 3/15/45[1,2]	416,000	402,922
Series 2013-C15, Cl. D, 4.632%, 8/15/46[1,2]	1,250,000	1,216,356
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	13,803,254	776,116
		150,017,989

Multi-Family—0.1%
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.613%, 9/25/35[2]	988,127	968,236

Residential—1.2%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[2]	2,260,800	2,257,635
CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	4,700,000	4,922,688
CHL Mortgage Pass-Through Trust, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,986,542	2,091,865
Merrill Lynch Mortgage Investors Trust:
Series 2005-A1, Cl. 2A1, 2.516%, 12/25/34[2]	158,257	156,973
Series 2006-3, Cl. 2A1, 2.275%, 10/25/36[2]	1,797,298	1,753,285
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	14,610	11,607

9 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.42%, 10/25/33[2]	$685,687	$ 701,221
		11,895,274
Total Mortgage-Backed Obligations (Cost $353,890,716)		364,180,645

U.S. Government Obligations—7.0%
Federal National Mortgage Assn. Nts., 1%, 9/27/17	9,489,000	9,502,161
United States Treasury Nts.:
0.875%, 11/15/17	25,939,000	25,959,258
2.00%, 9/30/20	29,948,000	30,439,327
2.50%, 8/15/23[7]	3,266,000	3,378,269
Total U.S. Government Obligations (Cost $68,372,434)		69,279,015

Corporate Bonds and Notes—47.3%
Consumer Discretionary—7.1%
Auto Components—0.5%
Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	2,000,000	1,996,968
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17[8]	2,705,000	3,002,550
		4,999,518

Automobiles—2.0%
Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	2,300,000	2,295,232
3.00% Sr. Unsec. Nts., 6/12/17	4,000,000	4,128,396
General Motors Financial Co., Inc., 2.625% Sr. Unsec. Nts., 7/10/17	2,300,000	2,328,895
Harley-Davidson Financial Services, Inc.:
1.55% Sr. Unsec. Nts., 11/17/17[1]	2,000,000	2,004,270
3.875% Sr. Unsec. Nts., 3/15/16[1]	1,340,000	1,392,090
Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,484,000	2,481,007
1.625% Sr. Unsec. Nts., 10/2/15[1]	762,000	767,014
1.875% Unsec. Nts., 8/9/16[1]	1,000,000	1,012,584
Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	1,682,000	1,736,707
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	2,000,000	2,009,178
		20,155,373

Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	2,300,000	2,319,295
Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,400,000	2,401,999
Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	3,403,000	3,552,324
Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,000,000	2,170,910
Yum! Brands, Inc., 5.30% Sr. Unsec. Nts., 9/15/19	2,000,000	2,233,734
		12,678,262

10 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables—0.7%
Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	$1,800,000	$ 1,984,500
Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,328,750
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,056,000	2,076,560
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	545,941
1.65% Sr. Unsec. Nts., 11/1/17	585,000	586,559
		7,522,310

Internet & Catalog Retail—0.2%
QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	2,013,660

Media—1.6%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50% Sr. Unsec. Nts., 3/1/16	1,900,000	1,960,661
DISH DBS Corp., 4.625% Sr. Unsec. Nts., 7/15/17	2,200,000	2,282,500
Historic TW, Inc., 8.05% Sr. Unsec. Nts., 1/15/16	344,000	370,423
Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,262,909
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	2,000,000	2,024,168
Sky plc, 6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,253,212
Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	2,300,000	2,296,364
Time Warner Cable, Inc., 5% Sr. Unsec. Nts., 2/1/20	1,850,000	2,074,002
		15,524,239

Specialty Retail—0.4%
Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	2,206,000	2,298,376
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,900,000	2,033,000
		4,331,376

Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	2,032,050
Levi Strauss & Co., 7.625% Sr. Unsec. Nts., 5/15/20	1,900,000	2,023,500
		4,055,550

Consumer Staples—2.7%
Beverages—0.8%
Anheuser-Busch Cos. LLC, 5.50% Sr. Unsec. Nts., 1/15/18	2,100,000	2,352,412
Beam Suntory, Inc., 5.375% Sr. Unsec. Nts., 1/15/16	1,226,000	1,286,870
FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,420,915
Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,225,000	2,295,203
		8,355,400

Food & Staples Retailing—0.3%
Kroger Co. (The):
1.20% Sr. Unsec. Nts., 10/17/16	1,000,000	1,001,328
6.40% Sr. Unsec. Nts., 8/15/17	1,335,000	1,503,789
		2,505,117

Food Products—0.9%
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	2,280,000	2,836,242
ConAgra Foods, Inc.:
1.90% Sr. Unsec. Nts., 1/25/18	1,800,000	1,795,338

11 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products (Continued)
ConAgra Foods, Inc.: (Continued)
7.00% Sr. Unsec. Nts., 4/15/19	$483,000	$ 576,448
Tyson Foods, Inc.:
2.65% Sr. Unsec. Nts., 8/15/19	2,000,000	2,029,148
6.60% Sr. Unsec. Nts., 4/1/16	1,900,000	2,041,725
		9,278,901

Tobacco—0.7%
Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	2,500,000	2,519,908
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	2,027,258
Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	1,929,000	2,170,767
		6,717,933

Energy—6.8%
Energy Equipment & Services—1.3%
Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,238,433
Ensco plc, 3.25% Sr. Unsec. Nts., 3/15/16	2,300,000	2,364,968
Nabors Industries, Inc., 6.15% Sr. Unsec. Nts., 2/15/18	1,800,000	2,011,063
Seadrill Ltd., 6.125% Sr. Unsec. Nts., 9/15/17[1]	2,000,000	1,875,000
Weatherford International LLC, 6.35% Sr. Unsec. Nts., 6/15/17	3,070,000	3,378,569
		12,868,033

Oil, Gas & Consumable Fuels—5.5%
Access Midstream Partners LP/ACMP Finance Corp., 5.875% Sr. Unsec. Nts., 4/15/21	2,000,000	2,095,000
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	2,300,000	2,299,547
Canadian Oil Sands Ltd., 7.75% Sr. Unsec. Nts., 5/15/19[1]	1,900,000	2,283,255
Chesapeake Energy Corp., 3.25% Sr. Unsec. Nts., 3/15/16	2,000,000	1,997,500
DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,664,320
DCP Midstream Operating LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,896,000	2,892,409
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,200,000	2,221,133
Enterprise Products Operating LLC, 2.55% Sr. Unsec. Nts., 10/15/19	3,000,000	3,010,737
EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	2,000,000	2,152,116
Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	2,100,000	2,341,500
Kinder Morgan, Inc., 2% Sr. Unsec. Nts., 12/1/17	2,000,000	2,006,902
Kodiak Oil & Gas Corp., 8.125% Sr. Unsec. Nts., 12/1/19	1,900,000	2,052,000
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	3,954,000	4,078,243
Phillips 66, 2.95% Sr. Unsec. Nts., 5/1/17	1,611,000	1,669,371
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	2,490,000	2,751,305
Range Resources Corp., 6.75% Sr. Sub. Nts., 8/1/20	1,900,000	2,009,250
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875% Sr. Unsec. Nts., 12/1/18	1,900,000	1,967,687
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[8]	2,309,000	2,323,431
SM Energy Co., 6.625% Sr. Unsec. Nts., 2/15/19	2,200,000	2,260,500
Spectra Energy Partners LP:
2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,065,354
4.60% Sr. Unsec. Nts., 6/15/21	1,000,000	1,098,773
Tennessee Gas Pipeline Co. LLC, 8% Sr. Unsec. Nts., 2/1/16	1,914,000	2,069,237
Williams Partners LP, 3.80% Sr. Unsec. Nts., 2/15/15	3,100,000	3,117,971

12 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	$2,000,000	$ 2,510,844
		54,938,385

Financials—14.2%
Capital Markets—2.0%
Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,024,636
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,024,718
Macquarie Bank Ltd., 2.60% Sr. Unsec. Nts., 6/24/19[1]	3,400,000	3,453,465
Morgan Stanley, 2.50% Sr. Unsec. Nts., 1/24/19	3,250,000	3,294,145
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,190,000	3,233,154
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,9]	3,500,000	3,640,000
		19,670,118

Commercial Banks—5.3%
Abbey National Treasury Services plc, 2.35% Sr. Unsec. Nts., 9/10/19	3,700,000	3,715,876
Bank of America Corp., 2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,274,820
CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	2,200,000	2,216,060
Citigroup, Inc., 2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,364,512
Commonwealth Bank of Australia, 2.30% Sr. Unsec. Nts., 9/6/19	3,700,000	3,739,150
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[2,8,9]	3,370,000	3,942,900
Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,027,942
First Republic Bank, 2.375% Sr. Unsec. Nts., 6/17/19	2,000,000	2,022,852
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	4,500,000	4,602,600
ING Groep NV, 5.775% Jr. Sub. Perpetual Bonds[2,9]	3,250,000	3,331,250
Lloyds Banking Group plc, 5.92% Jr. Sub. Perpetual Bonds[1,2,9]	2,100,000	2,121,000
Manufacturers & Traders Trust Co., 2.25% Sr. Unsec. Nts., 7/25/19	3,700,000	3,732,845
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,8,9]	2,700,000	2,835,000
Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,784,906
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,9	2,300,000	2,435,125
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,9]	1,900,000	1,989,300
Standard Chartered plc, 2.40% Sr. Unsec. Nts., 9/8/19[1]	3,000,000	3,010,062
		53,146,200

Consumer Finance—0.8%
Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	1,900,000	1,971,250
Capital One NA, 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,007,872
Synchrony Financial, 3% Sr. Unsec. Nts., 8/15/19	2,106,000	2,141,471
		8,120,593

Diversified Financial Services—0.9%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,907,250
McGraw Hill Financial, Inc., 5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,200,242
Moody’s Corp., 2.75% Sr. Unsec. Nts., 7/15/19	2,300,000	2,338,978
Suntory Holdings Ltd., 1.65% Unsec. Nts., 9/29/17[1]	1,900,000	1,906,880
		9,353,350

13 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance—3.2%
AIA Group Ltd., 2.25% Sr. Unsec. Nts., 3/11/19[1]	$3,700,000	$ 3,707,437
AXA Equitable Life Insurance Co., 7.70% Sub. Nts., 12/1/15[1]	2,000,000	2,143,934
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	2,000,000	2,024,924
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2,5]	4,850,000	4,922,750
MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,020,574
Pricoa Global Funding I, 2.20% Sec. Nts., 5/16/19[1]	3,400,000	3,406,436
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,8,9]	3,900,000	4,138,875
TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1,5]	4,500,000	4,539,964
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,5,8]	3,311,000	3,567,603
		31,472,497

Real Estate—0.3%
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	815,000	814,188
Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,760,892
		2,575,080

Real Estate Investment Trusts (REITs)—1.7%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,192,094
7.00% Sr. Unsec. Nts., 10/15/17	1,450,000	1,643,761
Boston Properties LP, 5% Sr. Unsec. Nts., 6/1/15	1,807,000	1,846,548
Host Hotels & Resorts LP, 5.875% Sr. Unsec. Nts., 6/15/19	2,350,000	2,473,673
Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,506,000	1,629,131
Mack-Cali Realty LP, 5.80% Sr. Unsec. Nts., 1/15/16	2,000,000	2,099,926
Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,266,418
WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	3,000,000	3,012,519
		17,164,070

Health Care—1.6%
Health Care Equipment & Supplies—0.4%
Boston Scientific Corp., 6.25% Sr. Unsec. Nts., 11/15/15	420,000	441,214
CareFusion Corp., 1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,110,811
DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	1,878,000	1,926,727
		4,478,752

Health Care Providers & Services—0.2%
Omnicare, Inc., 7.75% Sr. Sub. Nts., 6/1/20	1,850,000	1,984,125

Life Sciences Tools & Services—0.1%
Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	137,000	140,749
Thermo Fisher Scientific, Inc., 5% Sr. Unsec. Nts., 6/1/15	975,000	995,683
		1,136,432

Pharmaceuticals—0.9%
Actavis Funding SCS, 1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,331,841
Hospira, Inc., 6.05% Sr. Unsec. Nts., 3/30/17	1,900,000	2,074,998
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,050,000	2,009,000

14 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals (Continued)
Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	$3,355,000	$ 3,388,422
		8,804,261

Industrials—3.9%
Aerospace & Defense—0.7%
Huntington Ingalls Industries, Inc., 6.875% Sr. Unsec. Nts., 3/15/18	1,900,000	1,999,750
L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	553,000	550,775
3.95% Sr. Unsec. Nts., 11/15/16	1,700,000	1,786,357
Textron, Inc.:
4.625% Sr. Unsec. Nts., 9/21/16	1,850,000	1,963,218
6.20% Sr. Unsec. Nts., 3/15/15	154,000	156,347
		6,456,447

Building Products—0.4%
Masco Corp., 5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	2,056,349
Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	1,345,000	1,475,481
		3,531,830

Commercial Services & Supplies—0.4%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,130,000	2,161,950
Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,137,891
		4,299,841

Industrial Conglomerates—0.4%
GE Capital Trust I, 6.375% Sub. Nts., 11/15/67[2]	3,900,000	4,221,750

Machinery—0.7%
CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	1,000,000	1,002,500
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	3,127,000	3,318,450
Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	2,400,000	2,505,941
		6,826,891

Marine—0.3%
AP Moeller-Maersk, 2.55% Unsec. Nts., 9/22/19[1]	2,500,000	2,533,343

Road & Rail—0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	1,500,000	1,527,681
3.375% Sr. Unsec. Nts., 3/15/18[1]	1,500,000	1,572,039
Ryder System, Inc., 7.20% Sr. Unsec. Nts., 9/1/15	2,200,000	2,307,650
		5,407,370

Trading Companies & Distributors—0.5%
Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	2,970,000
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,255,000	2,429,763
		5,399,763

15 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Information Technology—2.9%
Electronic Equipment, Instruments, & Components—0.9%
Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	$2,300,000	$ 2,309,630
Avnet, Inc., 6% Sr. Unsec. Nts., 9/1/15	2,800,000	2,905,927
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19[1]	4,000,000	4,011,428
		9,226,985

Internet Software & Services—0.3%
Alibaba Group Holding Ltd., 2.50% Sr. Unsec. Nts., 11/28/19[1]	565,000	565,392
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	1,915,000	1,977,238
		2,542,630

IT Services—0.5%
Fidelity National Information Services, Inc., 1.45% Sr. Unsec. Nts., 6/5/17	1,641,000	1,638,353
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	1,550,000	1,554,137
Xerox Business Services LLC, 5.20% Sr. Unsec. Nts., 6/1/15	1,500,000	1,533,175
		4,725,665

Semiconductors & Semiconductor Equipment—0.5%
Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,411,729
NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	2,100,000	2,136,750
		4,548,479

Technology Hardware, Storage & Peripherals—0.7%
Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	3,535,000	3,617,164
Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18[1]	3,750,000	3,871,875
		7,489,039

Materials—2.5%
Chemicals—1.0%
Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	2,016,862
Ashland, Inc., 3% Sr. Unsec. Nts., 3/15/16	2,300,000	2,325,875
Eastman Chemical Co., 3% Sr. Unsec. Nts., 12/15/15	1,080,000	1,105,100
LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,316,061
RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,273,382
		10,037,280

Metals & Mining—1.5%
ArcelorMittal, 4.25% Sr. Unsec. Nts., 3/1/16	2,287,000	2,344,175
FMG Resources August 2006 Pty Ltd., 6% Sr. Unsec. Nts., 4/1/17[1]	1,100,000	1,048,437
Freeport-McMoRan, Inc., 2.375% Sr. Unsec. Nts., 3/15/18	2,250,000	2,266,283
Glencore Finance Canada Ltd., 2.05% Sr. Unsec. Nts., 10/23/15[1]	2,100,000	2,117,764
Glencore Funding LLC, 2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,398,617
Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	2,000,000	1,995,414
Steel Dynamics, Inc., 7.625% Sr. Unsec. Nts., 3/15/20	1,850,000	1,947,125
Teck Resources Ltd., 2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	2,192,230
		15,310,045

Telecommunication Services—2.4%
Diversified Telecommunication Services—2.1%
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,251,388
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,223,375

16 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	$1,830,000	$ 2,104,500
Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	2,400,000	2,468,196
Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,173,125
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,342,865
T-Mobile USA, Inc., 5.25% Sr. Unsec. Nts., 9/1/18	2,100,000	2,181,375
Verizon Communications, Inc., 1.35% Sr. Unsec. Nts., 6/9/17	2,100,000	2,103,521
Windstream Corp., 7.875% Sr. Unsec. Nts., 11/1/17	1,850,000	2,047,719
		20,896,064

Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., 6.75% Sr. Unsec. Nts., 3/15/15	630,000	641,100
Vodafone Group plc, 5.625% Sr. Unsec. Nts., 2/27/17	2,100,000	2,295,594
		2,936,694

Utilities—3.2%
Electric Utilities—1.5%
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	1,850,000	2,011,153
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,000,000	2,247,996
Entergy Texas, Inc., 3.60% Sec. Nts., 6/1/15	509,000	516,126
Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	1,368,000	1,521,059
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,225,912
NextEra Energy Capital Holdings, Inc., 7.875% Sr. Unsec. Nts., 12/15/15	532,000	571,069
PPL WEM Holdings Ltd., 3.90% Sr. Unsec. Nts., 5/1/16[1]	3,250,000	3,371,092
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	1,900,000	2,268,222
		14,732,629

Gas Utilities—0.3%
Florida Gas Transmission Co. LLC, 4% Sr. Unsec. Nts., 7/15/15[1]	3,050,000	3,110,128

Independent Power and Renewable Electricity Producers—0.3%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,206,949

Multi-Utilities—1.1%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,395,288
CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,486,048
Dominion Resources, Inc., 2.50% Sr. Unsec. Nts., 12/1/19	2,069,000	2,090,843
PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,770,449
TECO Finance, Inc., 6.75% Sr. Unsec. Nts., 5/1/15	1,325,000	1,357,900
		11,100,528
Total Corporate Bonds and Notes (Cost $467,437,378)		472,389,885

	Shares
Investment Company—2.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[10,11] (Cost $24,054,796)	24,054,796	24,054,796

Total Investments, at Value (Cost $1,058,006,170)	107 .7%	1,074,855,034
Net Other Assets (Liabilities)	(7 .7)	(76,682,588)

Net Assets	100 .0%	$ 998,172,446

17 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*November 28, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $255,940,644 or 25.64% of the Fund’s net assets as of November 28, 2014.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,365,901 or 1.34% of the Fund’s net assets as of November 28, 2014.

4. Interest rate is less than 0.0005%.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after November 28, 2014. See Note 4 of the accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $103,527 or 0.01% of the Fund’s net assets as of November 28, 2014.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,991,172. See Note 5 of the accompanying Notes.

8. Restricted security. The aggregate value of restricted securities as of November 28, 2014 was $19,810,359, which represents 1.98% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds	10/27/14-11/13/14	$3,901,255	$3,942,900	$41,645
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	6/24/13	2,673,000	2,835,000	162,000
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15	8/2/13-10/1/14	2,313,338	2,323,431	10,093
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds	6/24/13	3,956,666	4,138,875	182,209
TRW Automotive, Inc., 7.25% Sr. Unsec. Nts., 3/15/17	9/20/13	2,980,801	3,002,550	21,749
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	2/20/14-11/26/14	3,507,612	3,567,603	59,991

		$19,332,672	$19,810,359	$477,687

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18 Oppenheimer Limited-Term Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended November 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares November 28, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	10,925,718	97,339,393	84,210,315	24,054,796

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$24,054,796	$3,202

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

11. Rate shown is the 7-day yield as of November 28, 2014.

Futures Contracts as of November 28, 2014
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	3/20/15	88	$12,551,000	$147,030
United States Treasury Nts., 2 yr.	CBT	Buy	3/31/15	291	63,769,920	81,259
United States Treasury Nts., 5 yr.	CBT	Sell	3/31/15	125	14,936,524	(32,790)
United States Treasury Nts., 10 yr.	CBT	Sell	3/20/15	1,039	132,001,708	(808,989)

						$(613,490)

Glossary:

Exchange

Abbreviations

CBT                     Chicago Board of Trade

19 Oppenheimer Limited-Term Bond Fund

NOTES TO

STATEMENT OF INVESTMENTS November 28, 2014* Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale

20 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

21 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

22 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$144,950,693	$—	$144,950,693
Mortgage-Backed Obligations	—	363,939,854	240,791	364,180,645
U.S. Government Obligations	—	69,279,015	—	69,279,015
Corporate Bonds and Notes	—	472,389,885	—	472,389,885
Investment Company	24,054,796	—	—	24,054,796

Total Investments, at Value	24,054,796	1,050,559,447	240,791	1,074,855,034
Other Financial Instruments:
Futures contracts	228,289	—	—	228,289

Total Assets	$24,283,085	$1,050,559,447	$240,791	$1,075,083,323

Liabilities Table
Other Financial Instruments:
Futures contracts	$(841,779)	$—	$—	$(841,779)

Total Liabilities	$(841,779)	$—	$—	$(841,779)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of	Transfers into
	Level 2*	Level 3*

Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$(255,079)	$255,079

*Transferred from Level 2 to Level 3 because of the lack of observable market data

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser

23 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 28, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$93,857,603
Sold securities	10,358,087

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for

24 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. As of November 28, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar

25 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

26 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended November 28, 2014, the Fund had an ending monthly average market value of $79,529,652 and $147,009,652 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

27 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Risk Exposures and the Use of Derivative Instruments (Continued)

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

28 Oppenheimer Limited-Term Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

Federal tax cost of securities	$1,058,012,883
Federal tax cost of other investments	(70,003,814)

Total federal tax cost	$988,009,069

Gross unrealized appreciation	$22,868,705
Gross unrealized depreciation	(6,640,044)

Net unrealized appreciation	$16,228,661

29 Oppenheimer Limited-Term Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/8/2015